Restricted Stock Awards - Restricted Stock Awards Outstanding (Detail) (USD $)	3 Months Ended	12 Months Ended		9 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Jan. 11, 2012 Inventergy Inc [Member]
Shares Outstanding, Beginning of year	60,333	68,933	73,521	0	0
Restricted Stock Awards, Awards granted	0	0	0	5,060,048
Restricted Stock Awards, Awards vested				(1,296,048)
Restricted Stock Awards, Awards cancelled or forfeited (unvested)				(50,000)
Shares Outstanding, End of year	60,333	60,333	68,933	3,714,000	0
Weighted Average Grant Date Fair Value per Unit, Beginning Balance				$ 0	$ 0
Weighted Average Grant Date Fair Value per Unit, Awards granted				$ 0.01
Weighted Average Grant Date Fair Value per Unit, Awards vested				$ 0.04
Weighted Average Grant Date Fair Value per Unit, Awards cancelled or forfeited (unvested)				$ 0
Weighted Average Grant Date Fair Value per Unit, Ending Balance				$ 0.01	$ 0